Inverse NASDAQ-100 Strategy Fund Expense Example - Class A and Class C [Member] - Inverse NASDAQ-100 Strategy Fund	Aug. 01, 2025 USD ($)
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 344
Expense Example, with Redemption, 3 Years	774
Expense Example, with Redemption, 5 Years	1,331
Expense Example, with Redemption, 10 Years	2,847
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	638
Expense Example, with Redemption, 3 Years	1,001
Expense Example, with Redemption, 5 Years	1,389
Expense Example, with Redemption, 10 Years	$ 2,472